December 30, 2003



Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

ATTN     Ms. Linda Stirling
         Document Control - EDGAR

RE:      AXP Partners International Series, Inc
             AXP Partners International Aggressive Growth Fund
             AXP Partners International Core Fund
             AXP Partners International Select Value Fund
             AXP Partners International Small Cap Fund
         File No.: 333-64010/811-10427

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 7 (Amendment). This Amendment was filed electronically on December 19, 2003.

Please direct any questions you have to me at (612) 671-7981 or Mary Lou Lutz at
(612) 678-1762

Sincerely,




/s/ H. Bernt von Ohlen
    -------------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel



HBvO/MLL